Commitments & Contingencies (Details) - USD ($)			11 Months Ended
	May 12, 2021	May 03, 2021	Dec. 31, 2021
Commitments & Contingencies (Details) [Line Items]
Gross proceeds (in Dollars)			$ 40,000,000
Percentage of cash fee related to business combination			3.50%
Over-Allotment Option [Member]
Commitments & Contingencies (Details) [Line Items]
Stock option exercised	488,986
Underwriting discount	2.00%
Over-Allotment Option [Member] | Underwriters Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Gross proceeds (in Dollars)	$ 4,889,860
Over-Allotment Option [Member] | Underwriters Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Additional units			600,000
Initial Public Offering [Member]
Commitments & Contingencies (Details) [Line Items]
Gross proceeds (in Dollars)		$ 40,000,000
Sale of option units	897,797
Business Combination Marketing Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Percentage of cash fee related to business combination			3.50%